UNITED STATES
             SECRITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment [ x ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Analytic Asset Management, Inc.
Address:            600 Third Avenue, Floor 17
                    New York, NY 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Taylor T. Gray
Title:            Executive Vice President
Phone:            212-984-6270

Signature,        Place,               and Date of Signing:
Taylor T. Gray,   New York, New York,  November 5, 2003

Report Type (Check only one.):
               [ X]        13F HOLDINGS REPORT.
               [  ]        13F NOTICE.
               [  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       14
Form 13F Information Table Value Total:       $28,054

List of Other Included Managers:
NONE

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FORM 13F INFORMATION TABLE
                                                           VALUE   SHRS/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AmSouth Bancorporation         COM              032165102     3544   162290 SH       SOLE                       0             162290
Apache Corp                    COM              037411105      372     5712 SH       SOLE                       0               5712
ConAgra Foods Inc              COM              205887102     3971   168250 SH       SOLE                       0             168250
Dominion Resources Inc         COM              25746U109     4064    63230 SH       SOLE                       0              63230
Elan Corp Plc-Adr              COM              284131208      324    57450 SH       SOLE                       0              57450
FPL Group                      COM              302571104     2282    34140 SH       SOLE                       0              34140
Healthcare REIT                COM              42217K106     2328    76320 SH       SOLE                       0              76320
International Rectifier        COM              460254105     1414    52710 SH       SOLE                       0              52710
Kansas City Southern Inc       COM              485170104      282    23424 SH       SOLE                       0              23424
Pharmaceutical Prod. Dev       COM              717124101      217     7570 SH       SOLE                       0               7570
Tanger Factory Outlets         COM              875465106      618    18675 SH       SOLE                       0              18675
Waste Mgmt Inc                 COM              94106L109     3384   140460 SH       SOLE                       0             140460
Weatherford Intl               COM              947074100     3621    86430 SH       SOLE                       0              86430
Wendys Intl Inc Com            COM              950590109     1633    56370 SH       SOLE                       0              56370


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